Income Taxes	12 Months Ended
Mar. 31, 2020
Income Tax Disclosure [Abstract]
Income Taxes
19. Income Taxes
Income before income taxes and the provision for income taxes in fiscal 2018, 2019 and 2020 are as follows:

	Millions of yen
	2018	2019	2020
Income before income taxes:
Japan	¥296,577	¥254,352	¥223,327
Overseas	138,924	141,378	189,234

	¥435,501	¥395,730	¥412,561

Provision for income taxes:
Current—
Japan	¥85,514	¥83,995	¥55,577
Overseas	22,810	19,824	35,370

	108,324	103,819	90,947

Deferred—
Japan	5,960	(51,795)	9,643
Overseas	(372)	16,667	5,247

	5,588	(35,128)	14,890

Provision for income taxes	¥113,912	¥68,691	¥105,837

In fiscal 2018, the Company and its subsidiaries in Japan were subject to a National Corporation tax of approximately 24%, an Inhabitant tax of approximately 4% and a deductible Enterprise tax of approximately 4%, which in the aggregate result in a statutory income tax rate of approximately 31.7%. In fiscal 2019 and 2020, the Company and its subsidiaries in Japan were subject to a National Corporation tax of approximately 24%, an Inhabitant tax of approximately 4% and a deductible Enterprise tax of approximately 4%, which in the aggregate result in a statutory income tax rate of approximately 31.5%.
Reconciliations of the differences between the tax provision computed at the statutory rate and the consolidated provision for income taxes in fiscal 2018, 2019 and 2020 are as follows:

	Millions of yen
	2018	2019	2020
Income before income taxes	¥435,501	¥395,730	¥412,561

Tax provision computed at statutory rate	¥138,054	¥124,655	¥129,957
Increases (reductions) in taxes due to:
Change in valuation allowance	(6,971)	(329)	2,505
Nondeductible expenses	3,000	4,431	4,319
Nontaxable income	(4,464)	(15,176)	(3,612)
Effect of lower tax rates on certain subsidiaries	(5,713)	(17,950)	(24,862)
Effect of investor taxes on earnings of subsidiaries	3,831	(26,756)	3,039
Effect of the tax law and rate change s	(16,232)	(1,264)	(6,642)
Other, net	2,407	1,080	1,133

Provision for income taxes	¥113,912	¥68,691	¥105,837

The effective income tax rate is different from the statutory tax rate primarily because of certain nondeductible expenses, nontaxable income, changes in valuation allowance, the effect of lower tax rates on certain subsidiaries, effect of investor taxes on earnings of subsidiaries, and the effect of tax law changes, including the tax reforms as discussed in the following paragraph.
On December 22, 2017, the tax reform bill commonly referred to as the Tax Cuts and Jobs Act in the United States was enacted. From January 1, 2018, the U.S. corporate tax rate was reduced from 35% to 21%. The decrease in the deferred tax assets and liabilities due to the change in the tax reform resulted in a decrease in provision for income taxes by ¥17,465 million in the consolidated statements of income in fiscal 2018.
On October 26, 2018, the Company decided to acquire common shares of its domestic subsidiary, DAIKYO through a tender offer (hereinafter, “the Tender Offer”), and with the establishment of the Tender Offer, the Company decided to change the method of collecting undistributed earnings of DAIKYO from collection through a taxable transaction to collection through a tax free transaction. On December 10, 2018, the Tender Offer was concluded. Along with the establishment of the event, the Company completely reversed the deferred tax liabilities previously recorded for undistributed earnings of DAIKYO. As a result of this reversal of deferred tax liabilities, income taxes decreased by ¥27,376 million in the consolidated statement of income in fiscal 2019.
Total income taxes recognized in fiscal 2018, 2019 and 2020 was allocated as follows:

	Millions of yen
	2018	2019	2020
Provision for income taxes	¥113,912	¥68,691	¥105,837
Income taxes allocated to other comprehensive income (loss):
Net change of unrealized gains (losses) on investment in securities	(11,084)	4,013	(7,016)
Net change of debt valuation adjustments	0	90	340
Net change of defined benefit pension plans	(911)	(2,864)	448
Net change of foreign currency translation adjustments	(1,517)	729	10,276
Net change of unrealized gains (losses) on derivative instruments	139	(1,258)	(2,163)
Direct adjustments to shareholders’ equity	(2)	0	0

Total income taxes	¥100,537	¥69,401	¥107,722

The tax effects of temporary differences giving rise to the deferred tax assets and liabilities at March 31, 2019 and 2020 are as follows:

	Millions of yen
	2019	2020
Assets:
Net operating loss carryforwards	¥14,246	¥22,471
Allowance for doubtful receivables on finance leases and probable loan losses	16,336	14,557
Investment in securities	5,045	11,305
Accrued expenses	21,498	18,978
Investment in operating leases	13,134	11,654
Property under facility operations	8,642	8,091
Installment loans	4,737	4,353
Unrealized losses on investment in securities	0	4,877
Lease liabilities	0	78,697
Other	58,689	56,169

	142,327	231,152
Less: valuation allowance	(13,156)	(15,369)

	129,171	215,783
Liabilities:
Investment in direct financing leases	10,819	0
Net investment in Leases	0	8,594
Investment in operating leases	97,653	105,667
Unrealized gains on investment in securities	6,971	4,687
Deferred insurance policy acquisition costs	56,132	62,321
Policy liabilities and policy account balances	38,227	42,949
Property under facility operations	11,594	17,352
Other intangible assets	97,426	97,383
Undistributed earnings	42,329	47,878
Prepaid benefit cost	8,932	8,837
Advances paid	7,681	10,218
Right-of-use assets	0	79,642
Other	31,278	31,318

	409,042	516,846

Net deferred tax liability	¥279,871	¥301,063

Net deferred tax assets and liabilities at March 31, 2019 and 2020 are reflected in the accompanying consolidated balance sheets under the following captions:

	Millions of yen
	2019	2020
Other assets	¥33,962	¥27,084
Income taxes: Deferred	313,833	328,147

Net deferred tax liability	¥279,871	¥301,063

The valuation allowance is primarily recognized for deferred tax assets of consolidated subsidiaries with tax
loss carryforwards. In assessing the realizability of deferred tax assets, management considers whether it is more likely than not that some portion or all of the deferred tax assets will not be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which those temporary differences become deductible and tax loss carryforwards are utilizable. Management considers the scheduled reversal of deferred tax liabilities, projected future taxable income, and tax-planning
strategies in making this assessment. Based upon the level of historical taxable income and projections for future taxable income over the periods in which the deferred tax assets are deductible, management believes it is more likely than not that the Company and its subsidiaries will realize the benefits of these deductible temporary differences and tax loss carryforwards, net of the existing valuation allowances at March 31, 2020. The amount of the deferred tax asset considered realizable, however, could be reduced in the near term if estimates of future taxable income during the carryforward period are reduced. The net changes in the total valuation allowance were decreases of ¥28,811 million in fiscal 2018, decreases of ¥1,520 million in fiscal 2019, and increases of ¥2,213 million in fiscal 2020. The decrease in the total valuation allowance recognized in earnings due to the utilization of net operating loss carryforwards were ¥8,303 million in fiscal 2018, ¥2,648 million in fiscal 2019 and ¥890 million in fiscal 2020. The adjustments to the beginning-of-the-year
amount in the total valuation allowance resulting from changes in judgment about the realizability of deferred tax assets in future years were net increases of ¥2,029 million in fiscal 2018 (increases of ¥2,677 million and decreases of ¥648 million on a gross basis), net increases of ¥728 million in fiscal 2019 (increases of ¥1,044 million and decreases of ¥316 million on a gross basis), and net decreases of ¥576 million in fiscal 2020 (increases of ¥942 million and decreases of ¥1,518 million on a gross basis), respectively.
The Company and certain subsidiaries have net operating loss carryforwards of ¥171,725 million at March 31, 2020, which expire as follows:

Year s ending March 31,	Millions of yen
2021	¥12,549
2022	5,656
2023	8,847
2024	16,888
2025	10,882
Thereafter	90,681
Indefinite period	26,222

Total	¥171,725

The unrecognized tax benefits as of March 31, 2019 and 2020 were not material. The Company and its subsidiaries believe that it is not reasonably possible that the total amounts of unrecognized tax benefits will significantly increase or decrease within 12 months of March 31, 2020.
The total amounts of penalties and interest expense related to income taxes recognized in the consolidated balance sheets as of March 31, 2019 and 2020, and in the consolidated statements of income for the fiscal 2018, 2019 and 2020 were not material.
The Company and its subsidiaries file tax returns in Japan and certain foreign tax jurisdictions. The Company is no longer subject to ordinary tax examination in Japan for the tax years prior to fiscal 2019, and its major domestic subsidiaries are no longer subject to ordinary tax examination for the tax years prior to fiscal 2016, respectively.
Subsidiaries in the United States remain subject to a tax examination for the tax years after fiscal 2013. Subsidiaries in the Netherlands remain subject to a tax examination for the tax years after fiscal 2014.